Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

16. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of Related Parties	Relationship with the Company
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	The Company’s equity investee
Zhejiang Tongyu Intelligent Industry Development Co., Ltd.	The Company’s equity investee
Tonglu Antong Management LLP	The Company’s equity investee
Shanghai Mingyu Barcode Technology Ltd. and its subsidiaries	Controlled by brother of chairman of the Company
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	Controlled by chairman of the Company
Mr. Jilei Wang	Director and Vice President of Infrastructure Management
Mr. Du Wang	Immediate families of Director and Vice President

16. Related Party Transactions (Continued)

(a)         The Company entered into the following transactions with its related parties:

Transactions	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Revenues:
Express delivery service revenue derived from Tonglu Antong Management LLP and its subsidiaries	694,758	253,948	—
Express delivery service revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	291,584	274,256	203,071
Others	51,662	66,655	110,934
Total	1,038,004	594,859	314,005
Cost of revenues:
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	459,013	862,944	745,162
Freight services agency fees paid to Zhongtong Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	56,325	119,005	141,815
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	237,252	330,190	360,266
Others	44,666	39,838	68,662
Total	797,256	1,351,977	1,315,905
Other operating income:
Property leasing income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	45,876	45,896	45,292
Property leasing income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	53,115	64,722	76,481
Others	20,677	18,918	14,456
Total	119,668	129,536	136,229
Other income:
Interest income related to loan receivables from Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	33,962	33,046	23,362
Others	8,071	10,382	8,464
Total	42,033	43,428	31,826

In January 2022, the Company acquired 10% equity interest in a subsidiary from Mr. Du Wang at a cash consideration of RMB39,128. The difference between the consideration and the carrying amount of non-controlling interests as of the acquisition date was RMB5,060 and recorded in additional paid-in capital.

In September 2022, the Company sold its 100% equity interest in Jinhua Zhongrui Freight Forwarding Co., Ltd to ZTO Supply Chain Management Co., Ltd. at a cash consideration of RMB291,400, resulting in a gain of RMB60,514.

In December 2022, the Company acquired 82% equity interests of Tuxi Technology Co.,Ltd from certain related parties and third parties shareholders at a total cash consideration of RMB98,533, which approximately equals to the fair value of net assets acquired.

16. Related Party Transactions (Continued)

(b)          The Company had the following balances with its related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due to related parties
Shanghai Mingyu Barcode Technology Ltd.	28,924	37,277
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	149,495	118,874
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	16,415	12,700
Zhongtong Yunleng Network Technology (Zhejiang) Co., LTD and its subsidiaries	14,988	16,675
Others	24,861	17,240
Total	234,683	202,766

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2023 and 2024, respectively. Trade related amounts due to related parties are normally settled within one year.

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	72,377	71,373
ZTO Supply Chain Management Co., Ltd. (2)	69,881	32,144
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3)	—	53,810
Others	5,809	10,833
Total	148,067	168,160
Amounts due from related parties-non current
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (4)	502,083	421,667
Zhejiang Tongyu Intelligent Industry Development Co., Ltd. (5)	82,180	—
Total	584,263	421,667

Notes:

(1)	The amount comprised the three-month factoring loan to this related party with 6.96% and 6.44% annualized interest rate for the year ended December 31, 2023 and 2024, respectively. Accounts receivable generated from the express delivery service provided by the Company and other receivables generated from the property leasing service provided by the Company. The balance of loan was RMB33,040 and RMB29,040 as of December 31, 2023 and 2024, respectively.
(2)	The amount comprised the three- to - nine - month factoring loan to this related party and its subsidiaries with 6.96% and 6.44% annualized interest rate for the year ended December 31, 2023 and 2024, respectively. Other receivables were generated from the property leasing service provided by the Company. The balance of loan was RMB66,860 and RMB30,370 as of December 31, 2023 and 2024, respectively.
(3)	On November 29, 2024, the Company entered into the Property Purchase Agreement with Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd, pursuant to which the Company agreed to purchase, and Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd agreed to sell, the properties at the aggregate consideration of RMB179,720. The amount comprised the deposit for the properties purchased from this related party.

16. Related Party Transactions (Continued)

(4)	The amount comprised a loan to this related party with 5.0% annualized interest rate for a term of 36 months from December 4, 2023 to December 3, 2026. This loan is an extension of the original three-year loan with 7.2% annualized interest rate. Mr. Jilei Wang, the Director of the Company, is the guarantor of this extended loan. In December 2024, Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd paid the RMB100,000 principal and RMB5,000 interest in advance. The balance of principal was RMB500,000 and RMB400,000 as of December 31, 2023 and 2024 and interest receivable was RMB2,083 and RMB21,667 as of December 31, 2023 and 2024, respectively.
(5)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate. In August 2024, Zhejiang Tongyu Intelligent Industry Development Co., Ltd repaid all the principal and interest. The balance of principal was RMB70,000 and nil as of December 31, 2023 and 2024, respectively.

Trade related amounts due from related parties are normally settled within one year.